Related Party Transactions (Details Narrative) - USD ($)	2 Months Ended	12 Months Ended
	Aug. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Rent expense		$ 19,000
Kard Scientific [Member]
Rent expense	$ 1,800
Clinical Studies [Member]
Accrued research and development expenses		$ 1,486,000	$ 1,486,000